Other non-current liabilities and employee future benefits - Net Defined Benefit Liability (Asset) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Other non-current liabilities	$ 2,337	$ 1,805
Employee future benefits	(475)	455
Other non-current liabilities and employee future benefits	1,862	2,260
Employee future benefits	(475)	455
Net defined benefit pension plan liability
Disclosure of net defined benefit liability (asset) [line items]
Employee future benefits	(582)	348	$ 1,814
Net other post-retirement benefit plan liability
Disclosure of net defined benefit liability (asset) [line items]
Employee future benefits	$ 107	$ 107	$ 80